Share-based compensation expenses - Fair value of Options (Details) - Global Share Plan - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based compensation expenses
Weighted average grant date fair value of option per share				$ 0.86	$ 2.46
Aggregate grant date fair value of options granted				$ 17	$ 4,776
Aggregate grant date fair value of options granted	$ 0	$ 0	$ 0